Result for the Year - Staff Costs (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 12, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Employee benefits expense		$ 128	$ 105	$ 85
Pension obligations		$ 0
Merus B.V.
Disclosure of detailed information about business combination [line items]
Employee benefits expense	$ 58